Exhibit 99.9

Valuation Report
Run Date - 10/3/2022 3:52:00 PM

LOAN INFORMATION										ORIGINATION VALUES										AVM VALUES						DESK REVIEW VALUES						DESK TOP REVIEW VALUES					BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					AVE/CMA VALUES					HYBRID VALUES					UPDATED VALUES					UPDATED MULTIPROPERTY VALUES
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Note Date	Original Loan Amount	Sales Price	Value for LTV	LTV Value Variance Amount	LTV Value Variance Percent	Appraised Value	Appraisal Date	Appraisal Valuation Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	Second Appraisal Company	Second Appraisal Confidence Score	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
216966892	xxxxxxxx	xxxxxxxx							0.000%			Appraisal			0.000%		Desk Review																																																					No	2.60